Equity-Based Compensation -Fair value of the units at the grant date (Details) - Incentive Units $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	60.00%
Expected volatility, maximum	85.00%
Risk-free interest rate, minimum	0.13%
Risk-free interest rate, maximum	2.53%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of incentive awards	1 year
Grant date performance and market threshold	$ 35,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of incentive awards	5 years
Grant date performance and market threshold	$ 1,000,000